8. Income Taxes	12 Months Ended
Dec. 31, 2020
Notes
8. Income Taxes

8. Income Taxes

The Company has $15,079,300 of net operating losses to carry forward to offset taxable income in future years which expire through fiscal 2040.

The components of the net deferred tax asset at December 31, 2020 and 2019, the statutory tax rate, the effective tax rate and the amount of the valuation allowance for the years ended December 31, 2020, 2019, and 2018 are indicated below:

	2020	2019	2018
	$	$	$
Loss Before Taxes	(1,369,470)	(1,702,424)	(558,974)
Statutory rate	21%	21%	21%

Computed expected tax recovery	(287,589)	(357,509)	(117,384)
Non-deductible expenses	(32,631)	51,044	7,946
Change in tax rates	-	-	1,511,910
Change in valuation allowance	320,220	306,465	(1,402,472)

Income tax expense	-	-	-

	2020	2019
	$	$
Deferred tax asset
Cumulative net operating losses	3,178,439	2,858,219
Less valuation allowance	(3,178,439)	(2,858,219)

Net deferred tax asset	-	-

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

	Net Loss	Expiry Date of
Period Incurred	$	Operating Losses
December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	252,000	2033
December 31, 2014	444,900	2034
December 31, 2015	365,600	2035
December 31, 2016	971,100	2036
December 31, 2017	799,000	2037
December 31, 2018	521,100	2038
December 31, 2019	1,459,400	2039
December 31, 2020	1,524,900	2040

	15,079,300